Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	(1,606)	(3,195)	(4,769)
Valuation allowance	1,606	3,195	4,769
Income tax expense	$ 0	$ 0